Investments - Choom Holdings Inc. (Details)				12 Months Ended
	Jul. 08, 2021 CAD ($) director $ / shares shares	Nov. 02, 2020 CAD ($) $ / shares	Dec. 12, 2019 CAD ($) $ / shares shares	Jun. 30, 2021 CAD ($) year $ / shares shares	Jun. 30, 2020 CAD ($) year $ / shares shares	Jul. 23, 2020 CAD ($)	Dec. 11, 2019	Jun. 30, 2019 CAD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized loss on derivative investments				$ (12,758,000)	$ 34,069,000
Proportion of ownership interest in investment						18.00%
Impairment					75,035,000
Investments in associates and joint ventures				289,000	18,114,000	$ 16,970,000		$ 118,845,000
Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized loss on derivative investments				(12,758,000)	34,069,000
Unrealized loss on changes in fair value				(14,100,000)	35,099,000
Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reclassification from marketable securities to investment in associate				(16,314,000)	1,775,000
Unrealized loss on changes in fair value				16,690,000	43,613,000
Choom | Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets, at fair value				$ 700,000
Share price (in CAD per share) | $ / shares				$ 0.08
Number of shares received upon extinguishment (in shares) | shares	79,754,843
Proportion of ownership interest in investment	19.90%			3.03%
Right to nominate, number of directors (up to) | director	2
Proportion of ownership interest in investment, percentage restriction							9.90%
Total shareholdings (in shares) | shares				9,859,155
Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Notional amount					$ 20,000,000.0
Interest rate					6.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares					$ 0.65
Interest receivable				$ 2,100,000	$ 1,500,000
Financial assets, at fair value				18,200,000	20,500,000
Unrealized loss on derivative investments				$ 2,300,000	$ 1,100,000
Share price (in CAD per share) | $ / shares				$ 0.08	$ 0.14
Notional amount extinguished	$ 20,000,000.0
Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom | 2021 Debenture
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Notional amount	$ 6,000,000.0
Interest rate	7.00%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares	$ 0.10
Warrants | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of warrants held by entity (in shares) | shares					96,464,248
Bottom of range | Warrants | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exercise price of warrants (in CAD per share) | $ / shares					$ 1.25
Top of range | Warrants | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exercise price of warrants (in CAD per share) | $ / shares					$ 2.75
Credit spread | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				0.1446	0.0858
Dividend yield | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				0	0
Historical volatility for shares | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				1.1939	1.2188
Expected life | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | year				1.34	2.34
Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Share price (in CAD per share) | $ / shares					$ 0.14
Proportion of ownership interest in investment				4.37%
Proportion of ownership interest in investment, percentage restriction			25.00%
Total shareholdings (in shares) | shares			9,859,155		9,859,155
Reclassification from marketable securities to investment in associate		$ 800,000	$ 1,800,000
Quoted stock price (in CAD per share) | $ / shares		$ 0.08	$ 0.18
Unrealized loss on changes in fair value					$ 2,600,000
Cumulative loss reclassified from other comprehensive loss to deficit			$ 5,200,000
Impairment					428,000
Investments in associates and joint ventures		$ 600,000		$ 0	816,000			$ 0
Gain on deemed disposal of significant influence investment				$ 200,000
Fair value of investment in associates					$ 1,400,000